Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax [Abstract]
Summary of Income Tax Recognized in Profit or Loss

Income Tax Recognized in Profit or Loss

	For the Year Ended December 31
	2017	2018	2019
Current tax
In respect of the current period	$—	$—	$462,713
Adjustments for prior periods	—	14,439	(54,711)
	$—	$14,439	$408,002

Summary of Reconciliation of Accounting Profit and Income Tax Expense

A reconciliation of accounting profit and income tax expense was as follows:

	For the Year Ended December 31
	2017	2018	2019
Loss before income tax	$(39,891,978)	$(42,171,158)	$(46,657,534)
Income tax benefit calculated at the statutory rate	$(6,781,636)	$(7,169,097)	$(7,931,781)
Nondeductible expenses in determining taxable income	4,288,090	112,263	4,115,850
Tax credits for research and development expenditures	(2,224,348)	(2,312,251)	(2,474,280)
Unrecognized loss carryforward	4,519,942	9,261,996	5,980,036
Effect of different tax rates of group entities operating in other jurisdictions	197,952	107,089	322,888
Withholding tax	—	—	450,000
Adjustments for prior years’ tax	—	14,439	(54,711)

Income tax expense recognized in profit or loss	$—	$14,439	$408,002